INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Patents	Patents consist of the following:

	September 30, 2019	December 31, 2018

Patents	$1,236,904	$1,184,882
Less: Accumulated amortization	307,423	246,643

	$929,481	$938,239
Intangible assets consist of the following:

	December 31, 2018	December 31, 2017

Patents	$1,184,882	$787,403
Less: Accumulated amortization	246,643	181,628

	$938,239	$605,775